COMMITMENTS (Details)						1 Months Ended	12 Months Ended				48 Months Ended
	Aug. 16, 2017	Mar. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Aug. 11, 2010 USD ($) item	May 02, 2010 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) item g	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 28, 2018 USD ($)
Commitments
Revenue							$ 4,007,000	$ 101,000	$ 3,000
Number of key programs | item							2
Esomeprazole
Commitments
Metric units of product | g							0.0493
U.S. Publicly Traded Company Arrangement
Commitments
Upfront initial payment per agreement					$ 100,000
IntelGenx Corp Arrangement
Commitments
Upfront initial payment per agreement											$ 800,000
Research and development costs to date							$ 1,300,000
Salix Pharmaceuticals, Ltd. Agreement [Member]
Commitments
Upfront initial payment per agreement										$ 7,000,000
Milestones to be paid										5,000,000
Revenue										7,000,000
Australian Asset Purchase Agreement
Commitments
Upfront initial payment per agreement				$ 500,000						$ 1,000,000
Australian Asset Purchase Agreement | Minimum
Commitments
Percentage of revenues to be paid in the future				7.00%
Australian Asset Purchase Agreement | Maximum
Commitments
Percentage of revenues to be paid in the future				20.00%
Giaconda Asset Purchase Agreement [Member]
Commitments
Number of therapeutic candidates | item				3
German Publicly Traded Company Arrangement
Commitments
Upfront initial payment per agreement			$ 1,000,000
German Publicly Traded Company Arrangement | Maximum
Commitments
Royalties percentage			30.00%
U.S. Private Company Arrangement
Commitments
Upfront initial payment per agreement		$ 1,500,000
Aggregate payments made as of reporting period							2,500,000					$ 500,000
Milestone current liability							$ 1,000,000					$ 500,000
Concordia Subsidiary Copromotion Arrangement
Commitments
Upfront initial payment per agreement						$ 0
Agreement term						3 years
Para Pro LLC
Commitments
Agreement term	4 years
Para Pro LLC | Esomeprazole
Commitments
Metric units of product | g							0.0493
Revenue Milestone | U.S. Private Company Arrangement | Maximum
Commitments
Milestones to be paid		$ 2,000,000